Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2024
Trade and other receivables
Schedule of trade and other receivables
	06.30.2024	06.30.2023
Trade, leases and services receivable (*)	257,197	275,625
Less: allowance for doubtful accounts	(4,279)	(5,619)
Total trade receivables	252,918	270,006
Prepayments	59,230	49,459
Borrowings, deposits and others	42,216	35,418
Contributions pending integration	-	169
Guarantee deposits	71	42
Tax receivables	25,688	30,984
Others	23,223	28,293
Total other receivables	150,428	144,365
Total trade and other receivables	403,346	414,371

Non-current	141,683	125,244
Current	261,663	289,127
Total	403,346	414,371

Schedule of allowance for doubtful accounts
	06.30.2024	06.30.2023
Beginning of the year	5,619	8,218
Additions (i)	1,277	1,214
Recovery (i)	(226)	(488)
Currency translation adjustment	2,964	1,404
Used during the year	(16)	(13)
Inflation adjustment	(5,339)	(4,716)
End of the year	4,279	5,619

Schedule of an aging analysis of past due unimpaired and impaired receivables
	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	31,679	1,421	3,836	52,323	3,565	92,824	36.1%
Sale of properties and developments	-	-	-	135,533	-	135,533	52.7%
Agricultural products	-	-	-	28,126	714	28,840	11.2%
Total as of 06.30.2024	31,679	1,421	3,836	215,982	4,279	257,197	100.0%

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	15,463	635	4,461	67,228	4,865	92,652	33.6%
Sale of properties and developments	-	-	643	146,821	-	147,464	53.5%
Agricultural products	-	-	-	34,755	754	35,509	12.9%
Total as of 06.30.2023	15,463	635	5,104	248,804	5,619	275,625	100.0%